First Trust Bloomberg Inflation Sensitive Equity ETF Investment Objectives and Goals - First Trust Bloomberg Inflation Sensitive Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Bloomberg Inflation Sensitive Equity ETF (the "Fund") seeks investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the Bloomberg Inflation Sensitive Equity Index (the “Index”).